Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	50
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$228,183.40

Principal:
Principal Collections	$4,657,267.49
Prepayments in Full	$1,242,617.27
Liquidation Proceeds	$55,406.14
Recoveries	$30,020.00
Sub Total	$5,985,310.90
Collections	$6,213,494.30

Purchase Amounts:
Purchase Amounts Related to Principal	$297,163.84
Purchase Amounts Related to Interest	$1,811.91
Sub Total	$298,975.75

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$6,512,470.05

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	50
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$6,512,470.05
Servicing Fee	$54,191.68	$54,191.68	$0.00	$0.00	$6,458,278.37
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$6,458,278.37
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$6,458,278.37
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$6,458,278.37
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$6,458,278.37
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$6,458,278.37
Interest - Class B Notes	$17,866.09	$17,866.09	$0.00	$0.00	$6,440,412.28
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$6,440,412.28
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$6,418,846.28
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$6,418,846.28
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$6,384,305.61
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$6,384,305.61
Regular Principal Payment	$6,121,615.11	$6,121,615.11	$0.00	$0.00	$262,690.50
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$262,690.50
Residual Released to Depositor	$0.00	$262,690.50	$0.00	$0.00	$0.00
Total		$6,512,470.05

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$6,121,615.11
Total					$6,121,615.11
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$6,121,615.11	$193.97	$17,866.09	$0.57	$6,139,481.20	$194.54
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$6,121,615.11	$5.70	$73,972.76	$0.07	$6,195,587.87	$5.77

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	50

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$21,227,041.84	0.6725932	$15,105,426.73	0.4786257
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$63,307,041.84	0.0589973	$57,185,426.73	0.0532924

Pool Information
Weighted Average APR	4.347%	4.403%
Weighted Average Remaining Term	16.79	16.15
Number of Receivables Outstanding	10,561	10,082
Pool Balance	$65,030,014.50	$58,679,990.39
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$63,307,041.84	$57,185,426.73
Pool Factor	0.0593313	0.0535378

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,480,241.20
Yield Supplement Overcollateralization Amount	$1,494,563.66
Targeted Overcollateralization Amount	$1,494,563.66
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$1,494,563.66

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	50
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		50	$97,569.37
(Recoveries)		85	$30,020.00
Net Loss for Current Collection Period			$67,549.37
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.2465%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.3928%
Second Preceding Collection Period			0.4199%
Preceding Collection Period			0.5784%
Current Collection Period			1.3105%
Four Month Average (Current and Preceding Three Collection Periods)			0.6754%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,357	$8,149,440.35
(Cumulative Recoveries)			$1,281,147.05
Cumulative Net Loss for All Collection Periods			$6,868,293.30
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6266%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,870.42
Average Net Loss for Receivables that have experienced a Realized Loss			$1,576.38

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.59%	228	$2,103,722.82
61-90 Days Delinquent	0.38%	19	$223,432.02
91-120 Days Delinquent	0.14%	8	$83,953.36
Over 120 Days Delinquent	0.87%	45	$511,880.17
Total Delinquent Receivables	4.98%	300	$2,922,988.37

Repossession Inventory:
Repossessed in the Current Collection Period		6	$57,666.74
Total Repossessed Inventory		10	$116,349.34

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.7618%
Preceding Collection Period			0.7670%
Current Collection Period			0.7141%
Three Month Average			0.7477%

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	50

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer